Other Gains and Losses, and Litigation	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Other Gains and Losses, and Litigation

B.17. OTHER GAINS AND LOSSES, AND LITIGATION
For the first half of 2023, Other gains and losses, and litigation is a charge of €73 million, and comprised costs related to the settlement of a dispute with shareholders of Bioverativ. That compares with a charge of €142 million in the first half of 2022, which includes a charge to provisions for risks related to a litigation partly offset by the pre-tax gain on the deconsolidation of EUROAPI.